Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

28.	COMMITMENTS AND CONTINGENCIES

(1)	The Company had the following capital commitments in respect of the construction of plant and equipment which were contracted but not provided for in the financial statements:

	As at June 30, 2018	As at December 31, 2017
Contracted and authorized, in RMB	439,850,378	439,850,378
Contracted and authorized, in USD	66,476,797	67,315,108

(2)	As at December 31, 2017, the Company had lease commitments as follows:

	As at December 31,
	As at June 30, 2018	As at December 31, 2017
Within 1 year	87,850	108,695
2-5 years	228,259	231,138
Thereafter	2,269,913	2,337,061
	2,586,022	2,676,894

The amount of $87,850 as of June 30, 2018 represents leases of two offices, four units of staff quarters, and one warehouse. There is no contingent rent payable for all of the leases. All leases are within one year except for one of the offices, which is leased by a related party as disclosed in note 30. The commitment pertains to this particular lease is as follows:

	As at December 31,
	As at June 30, 2018	As at December 31, 2017
Within 1 year	76,086	77,046
2-5 years	228,259	231,138
Thereafter	2,269,913	2,337,061
	2,574,259	2,645,245

The Company has prepaid this lease in the full amount. The lease commenced on January 1, 2009 and will expire on April 22, 2052. The lease does not specify the terms of renewal, purchase options, or escalation clauses. The Company may not sublease the office to a third party.